Loss Per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 11 - LOSS PER SHARE:

a.	Basic

Basic loss per share is calculated by dividing the loss attributable to the Company’s owners by the weighted average number of ordinary shares in issue.

	Year ended December 31,
	2020	2019	2018
Net loss attributable to Company’s owners	$(43,815)	$(22,563)	(1,909)

The weighted average of the number of ordinary shares (in thousands)	35,654	25,181	20,793
Basic and diluted loss per share	$(1.23)	$(0.90)	(0.09)

For the calculation of loss per share, the Company used the net loss attributable to Company’s owners divided by the weighted average number of the Company’s ordinary shares for the years ended December 31, 2020, 2019 and 2018.

b.	Diluted

As of December 31, 2020 and 2019 the Company had 7,846,290 and 9,203,124 investor warrants and employees and non-employees option awards, respectively. These warrants and awards were not taken into account when calculating diluted loss per share since their effect is anti-dilutive.